Financing Arrangements - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011
Line of Credit Facility [Line Items]
Revolving credit facility, maturity date		2019-12
Borrowings under the revolving credit facility				$ 220,000,000	$ 210,000,000
Payments under financing arrangements			$ 210,000,000	210,000,000	$ 200,000,000	$ 200,000,000
Outstanding letters of credit and bank guarantees				$ 73,706,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility							$ 500,000,000
Revolving credit facility, maturity term				5 years
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Payments under financing arrangements	$ 220,000,000